Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 3,800	$ 3,665
Profit (loss), attributable to owners of parent	265	(1,020)	$ (1,448)
Deferred tax assets	188	241
Deferred tax benefit	2	19
Deferred tax liability	(163)	(235)	$ (266)
Current income tax receivable	8	0
Current income tax payable	21	19
Tagore
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	9
Unused Capital Allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	150	440
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	58	58
Unused Investment Allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	843	843
Republic of Singapore
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	6	5
Uncertain tax provisions	4	5
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss), attributable to owners of parent	990	1,119
Trade tax losses	$ 724	$ 830
Maximum operating loss carryforwards (as a percent)	70.00%	60.00%
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	$ 2	$ 4
Uncertain tax provisions	2	2
United States of America | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	5,724	5,984
United States of America | Unused Tax Credits Due to Expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	4,169
United States of America | Unused Research and Development Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	175	186
United States of America | Foreign Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	31	0
United States of America | Corporate Alternative Minimum Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	11	0
CALIFORNIA | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	821	821
CALIFORNIA | Unused Research and Development Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	21	22
Other states | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	888	868
NEW YORK | Nonrefundable New York Empire Zone
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	947	947
Texas, Minnesota, Vermont, North Carolina, and New Jersey | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	11	10
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	13	10
Uncertain tax provisions	$ 5	$ 2